Segment Results - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Total Consolidated Segments [Domain Member]
Segment Results of Operations [Line Items]
Net revenues	€ 7,308	€ 7,062	€ 14,684	€ 14,839
Provision for credit losses	476	401	915	772
Noninterest expenses [Abstract]
Compensation and benefits	3,010	2,812	5,940	5,508
General and administrative expenses	3,738	2,657	6,111	5,417
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	(46)	134	(45)	134
Total noninterest expenses	6,702	5,602	12,006	11,059
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	130	1,059	1,763	3,008
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	1,922	1,943	3,800	3,916
Provision for credit losses	135	117	198	182
Noninterest expenses [Abstract]
Compensation and benefits	402	374	782	733
General and administrative expenses	786	802	1,616	1,563
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	0
Total noninterest expenses	1,187	1,175	2,398	2,296
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	599	651	1,204	1,438
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,599	2,361	5,645	5,052
Provision for credit losses	163	141	313	181
Noninterest expenses [Abstract]
Compensation and benefits	687	647	1,373	1,260
General and administrative expenses	994	970	1,939	2,131
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	(1)	(1)	0	0
Total noninterest expenses	1,680	1,616	3,311	3,391
Noncontrolling interests	10	8	11	6
Profit (loss) before tax	746	596	2,010	1,473
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,332	2,400	4,710	4,838
Provision for credit losses	149	147	367	413
Noninterest expenses [Abstract]
Compensation and benefits	765	716	1,474	1,404
General and administrative expenses	1,068	1,193	2,169	2,396
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	(45)	135	(45)	135
Total noninterest expenses	1,788	2,044	3,599	3,935
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	395	209	743	489
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	663	620	1,280	1,209
Provision for credit losses	0	0	(1)	(1)
Noninterest expenses [Abstract]
Compensation and benefits	231	234	464	456
General and administrative expenses	223	241	445	454
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	0
Total noninterest expenses	453	474	909	910
Noncontrolling interests	50	43	90	82
Profit (loss) before tax	160	103	282	218
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues	(208)	(261)	(751)	(175)
Provision for credit losses	29	(4)	38	(3)
Noninterest expenses [Abstract]
Compensation and benefits	926	841	1,846	1,654
General and administrative expenses	667	(549)	(58)	(1,127)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	(1)
Total noninterest expenses	1,593	293	1,788	526
Noncontrolling interests	(60)	(51)	(102)	(89)
Profit (loss) before tax	€ (1,770)	€ (499)	€ (2,476)	€ (610)